UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21910
                                      ----------------------------------------

                      Claymore Exchange-Traded Fund Trust 2
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: May 31
                         ------------------

Date of reporting period: February 28, 2009
                          -----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments.
         Attached hereto.


TAO | CLAYMORE/ALPHASHARES CHINA REAL ESTATE ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)


NUMBER OF SHARES    DESCRIPTION                                                     VALUE
------------------------------------------------------------------------------------------
                    COMMON STOCKS - 100.2%
                    CHINA - 99.6%
         518,000    Agile Property Holdings Ltd.                                $ 175,675
         757,000    Champion Real Estate Investment Trust - REIT                  170,827
          89,000    Cheung Kong Holdings Ltd.                                     732,782
         618,000    China Overseas Land & Investment Ltd.                         824,011
         436,000    China Resources Land Ltd.                                     475,080
         254,000    Chinese Estates Holdings Ltd.                                 290,196
         913,000    Country Garden Holdings Co.                                   175,421
          14,218    E-House China Holdings Ltd., ADR (a)                           89,716
         664,000    Franshion Properties China Ltd.                               131,860
          97,000    Great Eagle Holdings Ltd.                                     121,205
       1,260,000    Guangzhou Investment Co. Ltd.                                 107,235
         336,800    Guangzhou R&F Properties Co. Ltd. - Class H                   256,240
         273,000    Hang Lung Group Ltd.                                          739,274
         381,000    Hang Lung Properties Ltd.                                     735,971
         216,000    Henderson Land Development Co. Ltd.                           729,758
         342,000    Hongkong Land Holdings Ltd.                                   711,360
         207,000    Hopewell Holdings Ltd.                                        587,242
         200,000    Hopson Development Holdings Ltd.                               76,081
         201,000    Hysan Development Co. Ltd.                                    307,919
         221,500    Kerry Properties Ltd.                                         421,584
         297,000    KWG Property Holding Ltd.                                      54,767
         507,500    Link (The) - REIT                                             972,475
         238,000    Neo-China Land Group Holdings Ltd. (b)                         57,391
         372,000    New World China Land Ltd.                                      86,345
         783,000    New World Development Ltd.                                    711,827
       1,580,000    Renhe Commercial Holdings Co. Ltd. (a)                        458,420
         568,000    Shenzhen Investment Ltd.                                       90,823
         430,000    Shimao Property Holdings Ltd.                                 223,459
         633,500    Shui On Land Ltd.                                             146,226
         364,000    Shun Tak Holdings Ltd.                                        117,814
         760,000    Sino Land Co.                                                 596,835
         963,000    Sino-Ocean Land Holdings Ltd.                                 469,399
         629,500    Soho China Ltd.                                               196,442
          99,000    Sun Hung Kai Properties Ltd.                                  778,733
         124,000    Swire Pacific Ltd. - Class A                                  770,713
         317,500    Swire Pacific Ltd. - Class B                                  393,042
         317,000    Wharf Holdings Ltd.                                           673,659
         273,000    Wheelock & Co. Ltd.                                           461,166
                                                                            --------------
                                                                               15,118,973
                                                                            --------------
                    SINGAPORE - 0.6%
         180,000    Yanlord Land Group Ltd.                                        82,660
                                                                            --------------

                    TOTAL INVESTMENTS - 100.2%
                    (Cost $27,415,922)                                         15,201,633
                    Liabilities in excess of Other Assets - (0.2%)                (25,476)
                                                                            --------------
                    NET ASSETS - 100.0%                                      $ 15,176,157
                                                                            ==============


ADR - American Depositary Receipt
Ltd. - Limited
REIT - Real Estate Investment Trust

(a) Non-income producing security.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $57,391 which represents 0.4% of net assets.

     --------------------------------------------------------------------------
                 SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
     --------------------------------------------------------------------------
     SECTOR*                                            % OF TOTAL INVESTMENTS
     --------------------------------------------------------------------------
     Financials                                                          99.2%
     Industrials                                                          0.8%
     --------------------------------------------------------------------------

     * Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

     See previously submitted notes to financial statements for the period ended November 30, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:


DESCRIPTION                               SECURITIES          DERIVATIVES             TOTAL
                                       ------------------  -------------------  -------------------
(value in $000s)
Assets:
Level 1                                         $ 15,145                  $ -             $ 15,145
Level 2                                               57                    -                   57
Level 3                                                -                    -                    -
                                       ------------------  -------------------  -------------------
Total                                           $ 15,202                  $ -             $ 15,202
                                       ==================  ===================  ===================

Liabilities:
Level 1                                              $ -                  $ -                  $ -
Level 2                                                -                    -                    -
Level 3                                                -                    -                    -
                                       ------------------  -------------------  -------------------
Total                                                $ -                  $ -                  $ -
                                       ==================  ===================  ===================


LEVEL 3 HOLDINGS                          SECURITIES          DERIVATIVES             TOTAL
                                       ------------------  -------------------  -------------------
Beginning Balance at 11/30/08                        $ -                  $ -                  $ -
Total Realized Gain/Loss                               -                    -                    -
Change in Unrealized Gain/Loss                         -                    -                    -
Net Purchases and Sales                                -                    -                    -
Net Transfers In/Out                                   -                    -                    -
                                       ------------------  -------------------  -------------------
Ending Balance at 2/28/09                            $ -                  $ -                  $ -
                                       ==================  ===================  ===================


HAO | CLAYMORE/ALPHASHARES CHINA SMALL CAP INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)


      NUMBER OF SHARES   DESCRIPTION                                                                VALUE
----------------------------------------------------------------------------------------------------------

                         COMMON STOCKS  - 100.1%
                         CONSUMER DISCRETIONARY - 14.4%
               384,000   AviChina Industry & Technology Co. (a)                            $       61,401
               730,000   China Dongxiang Group Co.                                                244,748
               433,000   China Hongxing Sports Ltd.                                                29,406
               724,000   China Travel International Investment Hong Kong Ltd.                     102,696
                15,219   Ctrip.com International Ltd., ADR                                        304,380
             1,254,000   Denway Motors Ltd.                                                       376,771
               704,000   Dongfeng Motor Group Co. Ltd.                                            261,450
                34,548   Focus Media Holding Ltd., ADR (a)                                        240,109
               132,000   Golden Eagle Retail Group Ltd.                                            69,788
                 5,474   Home Inns & Hotels Management, Inc., ADR (a)                              42,807
               157,000   Intime Department Store Group Co. Ltd.                                    37,859
               190,000   Li Ning Co. Ltd.                                                         237,656
               140,000   Minth Group Ltd.                                                          58,853
                 7,427   New Oriental Education & Technology Group, ADR (a)                       332,507
               346,000   Parkson Retail Group Ltd.                                                281,979
                90,000   Ports Design Ltd.                                                         92,845
               370,000   Shanghai Jin Jiang International Hotels Group Co. Ltd.                    50,097
                                                                                           ---------------
                                                                                                2,825,352
                                                                                           ---------------

                         CONSUMER STAPLES - 8.6%
                18,015   American Oriental Bioengineering, Inc. (a)                                66,475
               526,640   Chaoda Modern Agriculture Holdings Ltd.                                  305,598
               408,000   China Agri-Industries Holdings Ltd. (a)                                  185,720
               190,000   China Foods Ltd.                                                          66,152
               129,000   China Green Holdings Ltd.                                                 82,342
               136,000   China Huiyuan Juice Group Ltd.                                           157,836
               230,000   China Yurun Food Group Ltd.                                              272,267
               366,000   Global Bio-Chem Technology Group Co. Ltd.                                 41,060
                93,000   Hsu Fu Chi International Ltd.                                             54,136
                56,000   Lianhua Supermarket Holdings Co. Ltd.                                     52,859
               172,000   People's Food Holdings Ltd.                                               71,199
               427,000   Pine Agritech Ltd.                                                        20,713
                82,000   Tsingtao Brewery Co. Ltd.                                                150,573
               255,000   Uni-President China Holdings Ltd. (a)                                     78,260
               135,000   Wumart Stores, Inc.                                                       94,876
                                                                                           ---------------
                                                                                                1,700,066
                                                                                           ---------------

                         ENERGY - 4.1%
               414,000   China Oilfield Services Ltd.                                             294,689
               610,000   CNPC Hong Kong Ltd.                                                      207,662
               528,000   Yanzhou Coal Mining Co. Ltd.                                             305,025
                                                                                           ---------------
                                                                                                  807,376
                                                                                           ---------------

                         FINANCIALS - 14.1%
               420,000   Agile Property Holdings Ltd.                                             142,439
               274,000   Beijing Capital Land Ltd.                                                 28,266
               190,000   China Everbright Ltd.                                                    213,156
               110,000   China Insurance International Holdings Co. Ltd.                          133,051
               740,000   Country Garden Holdings Co.                                              142,181
                11,542   E-House China Holdings Ltd., ADR (a)                                      72,830
               540,000   Franshion Properties China Ltd.                                          107,235
               158,500   Greentown China Holdings Ltd.                                             47,009
             1,018,000   Guangzhou Investment Co. Ltd.                                             86,639
               272,800   Guangzhou R&F Properties Co. Ltd.                                        207,549
               239,000   KWG Property Holding Ltd.                                                 44,071
               632,000   PICC Property & Casualty Co. Ltd. (a)                                    286,869
             1,278,000   Renhe Commercial Holdings Co. Ltd. (a)                                   370,798
               454,000   Shenzhen Investment Ltd.                                                  72,594
               348,500   Shimao Property Holdings Ltd.                                            181,106
               781,000   Sino-Ocean Land Holdings Ltd.                                            380,686
               511,000   Soho China Ltd.                                                          159,463
             1,016,000   United Energy Group Ltd. (a)                                              37,339
               146,000   Yanlord Land Group Ltd. (Singapore)                                       67,046
                                                                                           ---------------
                                                                                                2,780,327
                                                                                           ---------------

                         HEALTH CARE - 4.0%
                 5,397   China Medical Technologies, Inc., ADR                                     70,323
               204,000   China Pharmaceutical Group Ltd.                                           72,867
                19,299   Mindray Medical International Ltd., ADR                                  352,207
               104,000   Shandong Weigao Group Medical Polymer Co. Ltd.                           175,146
                 8,883   Simcere Pharmaceutical Group, ADR (a)                                     54,897
                12,916   WuXi PharmaTech Cayman, Inc., ADR (a)                                     57,089
                                                                                           ---------------
                                                                                                  782,529
                                                                                           ---------------

                         INDUSTRIALS - 21.6%
               588,000   Air China Ltd.                                                           159,987
               132,000   Anhui Expressway Co.                                                      53,618
               182,000   Beijing Capital International Airport Co. Ltd.                            68,060
               366,000   China Eastern Airlines Corp. Ltd. (a)                                     49,084
               370,000   China Everbright International Ltd.                                       71,568
               313,000   China National Materials Co. Ltd. (a)                                    129,157
             1,009,000   China Shipping Container Lines Co. Ltd.                                  141,821
               352,000   China Shipping Development Co. Ltd.                                      277,791
               412,000   China South Locomotive and Rolling Stock Corp. (a)                       182,228
               473,000   China Southern Airlines Co. Ltd.                                          73,802
               248,000   China State Construction International Holdings Ltd.                      38,376
               264,000   Citic Pacific Ltd.                                                       276,089
               566,000   Citic Resources Holdings Ltd. (a)                                         60,578
               296,000   COSCO Pacific Ltd.                                                       217,566
                45,400   Dongfang Electric Corp. Ltd.                                              83,132
               384,000   Guangshen Railway Co. Ltd.                                               113,889
               144,000   GZI Transportation Ltd.                                                   39,366
               184,000   Harbin Power Equipment Co. Ltd.                                          108,195
               330,000   Jiangsu Expressway Co. Ltd.                                              220,854
               130,000   Lonking Holdings Ltd.                                                     63,031
               798,000   Shanghai Electric Group Co. Ltd.                                         201,689
               143,000   Shanghai Industrial Holdings Ltd.                                        328,231
               202,000   Shenzhen Expressway Co. Ltd.                                              59,650
             2,242,500   Shenzhen International Holdings                                           91,089
               236,000   Sichuan Expressway Co. Ltd. (a)                                           39,866
               415,000   Sinotrans Ltd.                                                            62,077
               346,500   Sinotrans Shipping Ltd.                                                   76,852
               228,500   Sinotruk Hong Kong Ltd.                                                  141,433
                27,482   Suntech Power Holdings Co. Ltd., ADR (a)                                 167,365
               132,000   Tianjin Development Holdings                                              42,554
                55,000   Weichai Power Co. Ltd.                                                    93,193
               557,000   Yangzijiang Shipbuilding Holdings Ltd. (Singapore)                       145,906
               384,000   Zhejiang Expressway Co. Ltd.                                             252,042
               123,000   Zhuzhou CSR Times Electric Co. Ltd.                                      112,295
                                                                                           ---------------
                                                                                                4,242,434
                                                                                           ---------------

                         INFORMATION TECHNOLOGY - 18.0%
               186,000   AAC Acoustic Technologies Holdings, Inc. (a)                              74,593
               305,000   Alibaba.com Ltd. (a)                                                     263,904
                 7,661   AsiaInfo Holdings, Inc. (a)                                               93,541
               153,000   Byd Co. Ltd. (a)                                                         299,099
               161,500   BYD Electronic International Co. Ltd.                                     56,645
                 8,079   China Digital TV Holding Co. Ltd., ADR (a)                                53,887
               148,000   Digital China Holdings Ltd.                                               53,628
                25,227   Giant Interactive Group, Inc., ADR (a)                                   161,453
               156,500   Kingboard Chemical Holdings Ltd.                                         258,314
               183,000   Kingsoft Corp Ltd.                                                        61,827
             1,234,000   Lenovo Group Ltd.                                                        229,140
                17,982   Netease.com, ADR (a)                                                     368,271
             5,010,000   Semiconductor Manufacturing International Corp. (a)                      174,432
                 8,584   Shanda Interactive Entertainment Ltd., ADR (a)                           281,727
                14,946   Sina Corp. (a)                                                           320,891
                 7,644   Sohu.com, Inc. (a)                                                       377,613
                 3,524   The9 Ltd., ADR                                                            41,125
               400,000   TPV Technology Ltd.                                                      104,708
               165,000   Travelsky Technology Ltd.                                                 64,682
                60,160   ZTE Corp.                                                                199,760
                                                                                           ---------------
                                                                                                3,539,240
                                                                                           ---------------

                         MATERIALS - 11.8%
               292,000   Angang Steel Co. Ltd.                                                    247,384
               115,500   Asia Cement China Holdings Corp. (a)                                      48,852
               474,000   China BlueChemical Ltd.                                                  223,709
               351,000   China Molybdenum Co. Ltd.                                                132,164
               244,000   China National Building Material Co. Ltd.                                283,176
               491,000   China Shanshui Cement Group Ltd. (a)                                     150,056
               391,000   FerroChina Ltd. (b)                                                            -
               438,000   Hunan Non-Ferrous Metal Corp. Ltd.                                        59,305
               373,000   Jiangxi Copper Co. Ltd.                                                  274,162
               112,800   Lee & Man Paper Manufacturing Ltd.                                        53,964
               466,000   Maanshan Iron & Steel                                                    138,209
               360,000   Nine Dragons Paper Holdings Ltd.                                          98,879
               882,000   Shougang Concord International Enterprises Co. Ltd.                       86,438
               474,000   Sinofert Holdings Ltd.                                                   216,985
               626,000   Sinopec Shanghai Petrochemical Co. Ltd.                                  142,073
               376,000   Sinopec Yizheng Chemical Fibre Co. Ltd. (a)                               38,304
               117,000   Zhaojin Mining Industry Co. Ltd.                                         124,621
                                                                                           ---------------
                                                                                                2,318,281
                                                                                           ---------------

                         TELECOMMUNICATION SERVICES - 1.3%
               468,000   China Communications Services Corp. Ltd.                                 265,535
                                                                                           ---------------

                         UTILITIES - 2.2%
               431,000   China Power International Development Ltd.                                84,478
               642,000   Guangdong Investment Ltd.                                                269,884
               384,000   Huadian Power International Co.                                           84,179
                                                                                           ---------------
                                                                                                  438,541
                                                                                           ---------------

                         TOTAL COMMON STOCKS - 100.1%
                         (Cost $22,315,069)                                                    19,699,681
                                                                                           ---------------

                         RIGHTS - 0.0%
                         FINANCIALS - 0.0%
               124,200   Franshion Properties China Ltd.
                         (Cost $0)                                                                      -
                                                                                           ---------------

                         TOTAL INVESTMENTS - 100.1%
                         (Cost $22,315,069)                                                    19,699,681
                         Liabilities in excess of Other Assets - (0.1%)                           (16,840)
                                                                                           ---------------
                         NET ASSETS - 100.0%                                               $   19,682,841
                                                                                           ===============


ADR - American Depositary Receipt

(a) Non-income producing security.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $0 which represents 0.0% of net assets.

Securities are classified by sectors that represent broad groupings of related industries.


       ------------------------------------------------------------------
                              Country Allocation*
       ------------------------------------------------------------------
       China                                                       98.9%
       Singapore                                                    1.1%
       ------------------------------------------------------------------
        * Subject to change daily.  Based on long-term investments.

See previously submitted notes to financial statements for the period ended November 30, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:


DESCRIPTION                           SECURITIES       DERIVATIVES           TOTAL
                                    ----------------  ---------------   -----------------
(value in $000s)
Assets:
Level 1                                    $ 19,700              $ -            $ 19,700
Level 2                                           -                -                   -
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                      $ 19,700              $ -            $ 19,700
                                    ================  ===============   =================

Liabilities:
Level 1                                         $ -              $ -                 $ -
Level 2                                           -                -                   -
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                           $ -              $ -                 $ -
                                    ================  ===============   =================


LEVEL 3 HOLDINGS                      SECURITIES       DERIVATIVES           TOTAL
                                    ----------------  ---------------   -----------------
Beginning Balance at 5/31/08                    $ -              $ -                 $ -
Total Realized Gain/Loss                          -                -                   -
Change in Unrealized Gain/Loss                    -                -                   -
Net Purchases and Sales                           -                -                   -
Net Transfers In/Out                              -                -                   -
                                    ----------------  ---------------   -----------------
Ending Balance at 2/28/09                       $ -              $ -                 $ -
                                    ================  ===============   =================


FRN | CLAYMORE/BNY MELLON FRONTIER MARKETS ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)


   NUMBER OF SHARES     DESCRIPTION                                                              VALUE
-------------------------------------------------------------------------------------------------------
                        COMMON STOCKS - 90.8%
                        BAHRAIN - 0.5%
             10,213     Gulf Finance House - GDR (a)                                  $         57,193
                                                                                      -----------------

                        CHILE - 26.4%
              3,464     Banco de Chile - ADR                                                   126,436
              8,758     Banco Santander Chile - ADR                                            305,917
              4,732     Cia Cervecerias Unidas SA - ADR                                        126,061
              4,096     CorpBanca SA - ADR                                                      86,180
              3,620     Distribucion y Servicio D&S SA - ADR                                    88,002
             23,436     Empresa Nacional de Electricidad SA - ADR                              849,789
             56,070     Enersis SA - ADR                                                       808,529
             29,002     Lan Airlines SA - ADR                                                  239,267
              6,427     Madeco SA - ADR                                                         45,953
              4,400     Vina Concha y Toro SA - ADR                                            141,680
                                                                                      -----------------
                                                                                             2,817,814
                                                                                      -----------------

                        COLOMBIA - 6.5%
             43,959     Ecopetrol SA - ADR                                                     696,750
                                                                                      -----------------

                        CROATIA - 2.7%
              7,502     Hrvatske Telekomunikacije DD - GDR                                     289,877
                                                                                      -----------------

                        CZECH REPUBLIC - 2.3%
              9,811     Komercni Banka AS - GDR                                                246,158
                                                                                      -----------------

                        EGYPT - 13.5%
             51,841     Commercial International Bank - GDR                                    320,896
             26,231     Egyptian Financial Group-Hermes Holding - GDR (a)                      118,039
              9,356     Orascom Construction Industries - GDR                                  378,076
             22,170     Orascom Telecom Holding SAE - GDR                                      376,890
              8,381     Palm Hills Developments SAE - GDR (a) (b)                               50,286
             14,902     Telecom Egypt - GDR                                                    201,177
                                                                                      -----------------
                                                                                             1,445,364
                                                                                      -----------------

                        GEORGIA - 0.1%
              6,311     Bank of Georgia JSC - GDR (b)                                           13,821
                                                                                      -----------------

                        KAZAKHSTAN - 4.4%
             38,636     KazMunaiGas Exploration Production - GDR                               474,064
                                                                                      -----------------

                        KUWAIT - 0.2%
             22,749     Global Investment House KSCC - GDR (b)                                  25,024
                                                                                      -----------------

                        LEBANON - 5.0%
              3,010     BLOM Bank SAL - GDR                                                    195,650
             21,794     Solidere - GDR                                                         341,512
                                                                                      -----------------
                                                                                               537,162
                                                                                      -----------------

                        LUXEMBOURG - 0.5%
             24,152     MHP SA - GDR (a) (b)                                                    48,304
                                                                                      -----------------

                        NIGERIA - 2.4%
             65,860     Guaranty Trust Bank PLC - GDR                                          251,585
                                                                                      -----------------

                        OMAN - 1.5%
             28,765     Bank Muscat SAOG - GDR                                                 155,331
                                                                                      -----------------

                        PERU - 6.3%
             34,638     Cia de Minas Buenaventura SA - ADR                                     667,128
                                                                                      -----------------

                        POLAND - 17.3%
             23,209     Bank Pekao SA - GDR                                                    489,014
             12,679     KGHM Polska Miedz SA - GDR                                             235,322
             33,762     Polski Koncern Naftowy Orlen - GDR                                     378,135
            153,304     Telekomunikacja Polska SA - GDR                                        740,458
                                                                                      -----------------
                                                                                             1,842,929
                                                                                      -----------------

                        QATAR - 1.2%
             45,744     Commercial Bank of Qatar - GDR (a)                                     130,370
                                                                                      -----------------

                        TOTAL COMMON STOCK - 90.8%
                        (Cost $18,577,223)                                                   9,698,874
                                                                                      -----------------

                        PREFERRED STOCKS - 9.0%
                        CHILE - 6.7%
              5,039     Embotelladora Andina SA - Class A Preference Shares - ADR               62,685
              6,449     Embotelladora Andina SA - Class B Preference Shares - ADR               92,221
             19,426     Sociedad Quimica y Minera de Chile SA - Preference Shares - ADR        559,858
                                                                                      -----------------
                                                                                               714,764
                                                                                      -----------------

                        COLOMBIA - 2.3%
             15,129     BanColombia SA - Preference Shares - ADR                               251,141
                                                                                      -----------------

                        TOTAL PREFERRED STOCK - 9.0%
                        (Cost $1,407,301)                                                      965,905
                                                                                      -----------------

                        TOTAL INVESTMENTS - 99.8%
                        (Cost $19,984,524)                                                  10,664,779
                        Other Assets in excess of Liabilities - 0.2%                            22,251
                                                                                      -----------------
                        NET ASSETS - 100.0%                                           $     10,687,030
                                                                                      =================

ADR - American Depositary Receipt
AS - Joint Stock Company
GDR - Global Depositary Receipt
DD - Joint Stock Company
JSC - Joint Stock Company
KSCC - Joint Stock Company
PLC - Public Limited Company
SA - Corporation
SAE - Corporation
SAL - Joint Stock Company
SAOG - Joint Stock Company

(a) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $404,192 which represents 3.8% of net assets.

(b)   Non-income producing security.

      -------------------------------------------------------------------------
                 SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
      -------------------------------------------------------------------------
      SECTOR*                                           % OF TOTAL INVESTMENTS
      Financials                                                         29.7%
      Utilities                                                          15.6%
      Telecommunication Services                                         15.1%
      Energy                                                             14.5%
      Materials                                                          13.7%
      Industrials                                                         6.2%
      Consumer Staples                                                    5.2%
      -------------------------------------------------------------------------

      * Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

      See previously submitted notes to financial statements for the period ending November 30, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:


DESCRIPTION                               SECURITIES          DERIVATIVES             TOTAL
                                       ------------------   -----------------   ------------------
(value in $000s)
Assets:
Level 1                                         $ 10,261                 $ -             $ 10,261
Level 2                                              404                   -                  404
Level 3                                                -                   -                    -
                                       ------------------   -----------------   ------------------
Total                                           $ 10,665                 $ -             $ 10,665
                                       ==================   =================   ==================

Liabilities:
Level 1                                              $ -                 $ -                  $ -
Level 2                                                -                   -                    -
Level 3                                                -                   -                    -
                                       ------------------   -----------------   ------------------
Total                                                $ -                 $ -                  $ -
                                       ==================   =================   ==================


LEVEL 3 HOLDINGS                          SECURITIES          DERIVATIVES             TOTAL
                                       ------------------   -----------------   ------------------
Beginning Balance at 5/31/08                         $ -                 $ -                  $ -
Total Realized Gain/Loss                               -                   -                    -
Change in Unrealized Gain/Loss                         -                   -                    -
Net Purchases and Sales                                -                   -                    -
Net Transfers In/Out                                   -                   -                    -
                                       ------------------   -----------------   ------------------
Ending Balance at 2/28/09                            $ -                 $ -                  $ -
                                       ==================   =================   ==================


EXB | CLAYMORE/CLEAR GLOBAL EXCHANGES, BROKERS & ASSET MANAGERS INDEX ETF PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)


NUMBER OF SHARES          DESCRIPTION                                                              VALUE
--------------------------------------------------------------------------------------------------------
                     COMMON STOCKS  - 98.6%
                     AUSTRALIA - 3.3%
           4,491     ASX Ltd.                                                            $        75,858
           4,288     Macquarie Group Ltd.                                                         46,515
                                                                                         ---------------
                                                                                                 122,373
                                                                                         ---------------
                     BERMUDA - 2.0%
           6,295     Invesco Ltd.                                                                 71,952
                                                                                         ---------------

                     CANADA - 3.8%
           1,185     AGF Management Ltd. - Class B                                                 7,481
           4,203     CI Financial Corp.                                                           43,327
             774     GMP Capital Trust                                                             3,447
           1,721     IGM Financial, Inc.                                                          37,923
           1,983     TMX Group, Inc.                                                              48,323
                                                                                         ---------------
                                                                                                 140,501
                                                                                         ---------------
                     GERMANY - 3.9%
           2,972     Deutsche Boerse AG                                                          137,319
             816     MLP AG                                                                        6,767
                                                                                         ---------------
                                                                                                 144,086
                                                                                         ---------------
                     HONG KONG - 5.1%
           8,000     First Shanghai Investments Ltd.                                                 681
          23,000     Hong Kong Exchanges and Clearing Ltd.                                       185,515
           5,000     Shenyin Wanguo HK Ltd.                                                        1,786
                                                                                         ---------------
                                                                                                 187,982
                                                                                         ---------------
                     ICELAND - 0.0%
         241,643     Straumur-Burdaras Fjarfestingabanki hf (a) (b)                                    -
                                                                                         ---------------

                     ITALY - 1.8%
           1,766     Azimut Holding SpA                                                            8,859
           6,771     Mediobanca SpA                                                               55,209
                                                                                         ---------------
                                                                                                  64,068
                                                                                         ---------------
                     JAPAN - 8.5%
          20,000     Daiwa Securities Group, Inc.                                                 69,906
             500     Ichiyoshi Securities Co. Ltd.                                                 2,264
             800     Jafco Co. Ltd.                                                               11,872
               7     kabu.com Securities Co. Ltd.                                                  6,274
             900     Marusan Securities Co. Ltd.                                                   3,633
           1,800     Matsui Securities Co. Ltd.                                                   10,431
           1,000     Mito Securities Co. Ltd.                                                      2,197
           5,000     Mizuho Investors Securities Co. Ltd.                                          3,884
              16     Monex Group, Inc.                                                             3,925
          29,800     Nomura Holdings, Inc.                                                       126,089
           2,000     Okasan Securities Group, Inc.                                                 6,684
               7     Osaka Securities Exchange Co. Ltd.                                           23,466
             237     SBI Holdings, Inc.                                                           19,208
           8,000     Shinko Securities Co. Ltd.                                                   14,554
           3,000     Tokai Tokyo Securities Co. Ltd.                                               5,090
                                                                                         ---------------
                                                                                                 309,477
                                                                                         ---------------
                     MEXICO - 0.2%
          13,800     Bolsa Mexicana de Valores SA de CV (a)                                        8,922
                                                                                         ---------------

                     NETHERLANDS - 0.3%
           1,177     BinckBank NV                                                                  8,894
             556     Van der Moolen Holding NV (a)                                                   981
                                                                                         ---------------
                                                                                                   9,875
                                                                                         ---------------
                     SINGAPORE - 1.8%
          22,000     Singapore Exchange Ltd.                                                      64,601
                                                                                         ---------------

                     SPAIN - 1.0%
           1,936     Bolsas y Mercados Espanoles                                                  36,587
                                                                                         ---------------

                     SWITZERLAND - 2.8%
           1,092     EFG International AG                                                          7,686
           3,433     Julius Baer Holding AG                                                       80,270
             156     Partners Group Holding AG                                                     8,543
             361     Vontobel Holding AG                                                           5,640
                                                                                         ---------------
                                                                                                 102,139
                                                                                         ---------------

                     UNITED KINGDOM - 5.9%
           6,277     3i Group PLC                                                                 17,894
          11,725     Aberdeen Asset Management PLC                                                22,060
           4,294     Ashmore Group PLC                                                             7,574
             739     Climate Exchange PLC (a)                                                      7,584
           7,796     ICAP PLC                                                                     26,113
           1,410     Intermediate Capital Group PLC                                                5,240
           5,650     London Stock Exchange Group PLC                                              34,971
          27,530     Man Group PLC                                                                67,453
           2,014     Schroders PLC                                                                20,941
           3,287     Tullett Prebon PLC                                                            6,044
                                                                                         ---------------
                                                                                                 215,874
                                                                                         ---------------
                     UNITED STATES - 58.0%
             671     Affiliated Managers Group, Inc. (a)                                          24,143
           2,907     Allied Capital Corp.                                                          3,110
           3,382     American Capital Ltd.                                                         4,566
           3,542     Ameriprise Financial, Inc.                                                   56,459
           2,326     Apollo Investment Corp.                                                       9,606
             187     BGC Partners, Inc. - Class A                                                    320
             367     BlackRock, Inc.                                                              35,529
          13,612     Charles Schwab Corp. (The)                                                  173,008
           1,020     CME Group, Inc.                                                             186,048
             302     Cohen & Steers, Inc.                                                          2,715
           8,590     E*Trade Financial Corp. (a)                                                   6,872
           1,897     Eaton Vance Corp.                                                            32,818
             168     Evercore Partners, Inc. - Class A                                             2,051
             406     FCStone Group, Inc. (a)                                                         666
           1,448     Federated Investors, Inc. - Class B                                          27,309
           1,676     Fortress Investment Group LLC - Class A                                       2,095
           2,461     Franklin Resources, Inc.                                                    112,714
             104     GAMCO Investors, Inc. - Class A                                               3,016
           1,095     GFI Group, Inc.                                                               2,453
           2,741     GLG Partners, Inc.                                                            5,948
           2,987     Goldman Sachs Group, Inc. (The)                                             272,056
             277     Greenhill & Co., Inc.                                                        17,894
             582     Hercules Technology Growth Capital, Inc.                                      2,520
           1,891     IntercontinentalExchange, Inc. (a)                                          107,352
             659     Investment Technology Group, Inc. (a)                                        12,831
           2,582     Janus Capital Group, Inc.                                                    11,387
           1,847     Jefferies Group, Inc.                                                        18,267
             449     KBW, Inc. (a)                                                                 6,380
           1,367     Knight Capital Group, Inc. - Class A (a)                                     24,046
             868     LaBranche & Co., Inc. (a)                                                     5,017
           2,320     Legg Mason, Inc.                                                             29,766
             886     MarketAxess Holdings, Inc. (a)                                                6,991
          14,076     Morgan Stanley                                                              275,045
           3,580     Nasdaq OMX Group (The) (a)                                                   74,822
           3,628     Northern Trust Corp.                                                        201,535
           6,934     NYSE Euronext                                                               117,046
           1,313     Och-Ziff Capital Management Group LLC - Class A                               6,775
             650     optionsXpress Holdings, Inc.                                                  6,416
             229     Piper Jaffray Cos. (a)                                                        5,036
           1,472     Raymond James Financial, Inc.                                                20,549
           2,181     SEI Investments Co.                                                          25,823
             391     Stifel Financial Corp. (a)                                                   12,880
             418     SWS Group, Inc.                                                               5,672
           4,204     T Rowe Price Group, Inc.                                                     95,599
           3,703     TD Ameritrade Holding Corp. (a)                                              43,955
             528     TradeStation Group, Inc. (a)                                                  2,820
           1,386     Waddell & Reed Financial, Inc. - Class A                                     19,570
                                                                                         ---------------
                                                                                               2,119,496
                                                                                         ---------------
                     ZAMBIA - 0.2%
           1,904     JSE Ltd.                                                                      7,203
                                                                                         ---------------

                     TOTAL COMMON STOCKS - 98.6%
                     (Cost $10,308,748)                                                        3,605,136
                                                                                         ---------------

                     MASTER LIMITED PARTNERSHIPS - 1.1%
                     UNITED STATES - 1.1%
           1,340     AllianceBernstein Holding L.P.                                               16,308
           2,546     Blackstone Group L.P. (The)                                                  12,399
             654     W.P. Carey & Co. LLC                                                         12,151
                                                                                         ---------------
                     TOTAL MASTER LIMITED PARTNERSHIPS
                     (Cost $161,617)                                                              40,858
                                                                                         ---------------

                     EXCHANGE-TRADED FUNDS - 0.3%
             450     iShares S&P Global Financials Sector Index Fund
                     (Cost $11,190)                                                               10,310
                                                                                         ---------------

                     TOTAL INVESTMENTS - 100.0%
                     (Cost $10,481,555)                                                        3,656,304
                     Liabilities in excess of Other Assets - 0.0%                                   (165)
                                                                                         ---------------
                     NET ASSETS - 100.0%                                                 $     3,656,139
                                                                                         ===============

AG - Corporation
hf - Limited Liability Company
LLC - Limited Liability Company
L.P. - Limited Partnership
NV - Publicly Traded Company
PLC - Public Limited Company
SpA - Joint Stock Company

(a)   Non-income producing security.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $-0- which represents 0.0% of net assets.


                                SECTOR BREAKDOWN*
      ------------------------------------------------------------------
       Financials                                                100.0%
      ------------------------------------------------------------------

       * Subject to change daily.  Based on long-term investments.

See previously submitted notes to financial statements for the year ended November 30, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:


DESCRIPTION                           SECURITIES       DERIVATIVES           TOTAL
                                    ----------------  ---------------   -----------------
(value in $000s)
Assets:
Level 1                                     $ 3,656              $ -             $ 3,656
Level 2                                           -                -                   -
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                       $ 3,656              $ -             $ 3,656
                                    ================  ===============   =================

Liabilities:
Level 1                                         $ -              $ -                 $ -
Level 2                                           -                -                   -
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                           $ -              $ -                 $ -
                                    ================  ===============   =================


LEVEL 3 HOLDINGS                      SECURITIES       DERIVATIVES           TOTAL
                                    ----------------  ---------------   -----------------
Beginning Balance at 5/31/08                    $ -              $ -                 $ -
Total Realized Gain/Loss                          -                -                   -
Change in Unrealized Gain/Loss                    -                -                   -
Net Purchases and Sales                           -                -                   -
Net Transfers In/Out                              -                -                   -
                                    ----------------  ---------------   -----------------
Ending Balance at 2/28/09                       $ -              $ -                 $ -
                                    ================  ===============   =================

CUT | CLAYMORE/CLEAR GLOBAL TIMBER INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)


NUMBER OF SHARES   DESCRIPTION                                                                                         VALUE
------------------------------------------------------------------------------------------------------------------------------

                    COMMON STOCKS - 89.1%
                    AUSTRALIA - 3.8%
       1,779,527    Gunns Ltd.                                                                      $                 795,795
                                                                                                    --------------------------

                    BERMUDA - 5.2%
      28,474,000    China Grand Forestry Resources Group Ltd. (a)                                                   1,083,164
                                                                                                    --------------------------

                    CANADA - 9.5%
          80,656    Canfor Corp. (a)                                                                                  355,335
         168,492    Sino-Forest Corp. (a)                                                                           1,128,725
          22,934    West Fraser Timber Co., Ltd.                                                                      492,353
                                                                                                    --------------------------
                                                                                                                    1,976,413
                                                                                                    --------------------------
                    IRELAND - 5.0%
         601,753    Smurfit Kappa Group PLC                                                                         1,047,031
                                                                                                    --------------------------

                    JAPAN - 12.7%
         215,000    Hokuetsu Paper Mills Ltd.                                                                         793,244
         227,000    OJI Paper Co., Ltd.                                                                               849,119
         171,700    Sumitomo Forestry Co., Ltd.                                                                     1,014,284
                                                                                                    --------------------------
                                                                                                                    2,656,647
                                                                                                    --------------------------
                    PORTUGAL - 5.7%
         644,130    Portucel Empresa Produtora de Pasta e Papel SA                                                  1,196,846
                                                                                                    --------------------------

                    SOUTH AFRICA - 3.4%
         354,542    Sappi Ltd., ADR                                                                                   709,084
                                                                                                    --------------------------

                    SPAIN - 3.8%
         340,520    Grupo Empresarial Ence SA                                                                         795,758
                                                                                                    --------------------------

                    SWEDEN - 9.1%
          53,528    Holmen AB - B Shares                                                                              895,515
         154,726    Svenska Cellulosa AB - B Shares                                                                 1,010,477
                                                                                                    --------------------------
                                                                                                                    1,905,992
                                                                                                    --------------------------
                    UNITED STATES - 30.9%
           6,640    Deltic Timber Corp.                                                                               207,832
          24,717    Greif, Inc. - Class A                                                                             760,048
          96,661    International Paper Co.                                                                           550,001
         105,566    MeadWestvaco Corp.                                                                                985,986
          23,295    Plum Creek Timber Co., Inc. - REIT                                                                611,028
          34,897    Potlatch Corp. - REIT                                                                             794,605
          38,928    Rayonier, Inc. - REIT                                                                           1,035,485
          33,623    Sonoco Products Co.                                                                               647,915
          16,395    Wausau Paper Corp.                                                                                 90,992
          31,200    Weyerhaeuser Co.                                                                                  753,792
                                                                                                    --------------------------
                                                                                                                    6,437,684
                                                                                                    --------------------------

                    TOTAL COMMON STOCKS - 89.1%
                    (Cost $41,113,786)                                                                             18,604,414
                                                                                                    --------------------------

                    PREFERRED STOCK - 8.6%
                    BRAZIL - 8.6%
         144,836    Aracruz Celulose SA, ADR                                                                        1,032,681
         157,755    Votorantim Celulose e Papel SA, ADR (a)                                                           754,069
                    (Cost $6,403,115)                                                               --------------------------
                                                                                                                    1,786,750
                                                                                                    --------------------------

                    INCOME TRUST - 2.2%
                    CANADA - 2.2%
         202,297    TimberWest Forest Corp.                                                                           463,951
                    (Cost $1,116,802)                                                               --------------------------

                    TOTAL INVESTMENTS - 99.9%
                    (Cost $48,633,703)                                                                             20,855,115
                    Other Assets in excess of Liabilities - 0.1%                                                       16,056
                                                                                                    --------------------------
                    NET ASSETS - 100.0%                                                             $              20,871,171
                                                                                                    ==========================

AB - Corporation
ADR - American Depositary Receipt
Ltd. - Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a) Non-income producing security.

    ----------------------------------------------------------------------
            SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
    ----------------------------------------------------------------------
    SECTOR*                                         % OF TOTAL INVESTMENTS
    ----------------------------------------------------------------------
    Materials                                                       83.4%
    Financials                                                      11.7%
    Consumer Discretionary                                           4.9%
    ----------------------------------------------------------------------

     * Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

     See previously submitted notes to financial statements for the period ending November 30, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:


DESCRIPTION                               SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
(value in $000s)
Assets:
Level 1                                        $ 20,855                 $ -             $ 20,855
Level 2                                                                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                          $ 20,855                 $ -             $ 20,855
                                       =================   =================   ==================

Liabilities:
Level 1                                             $ -                 $ -                  $ -
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                               $ -                 $ -                  $ -
                                       =================   =================   ==================


LEVEL 3 HOLDINGS                          SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
Beginning Balance at 5/31/08                        $ -                 $ -                  $ -
Total Realized Gain/Loss                              -                   -                    -
Change in Unrealized Gain/Loss                        -                   -                    -
Net Purchases and Sales                               -                   -                    -
Net Transfers In/Out                                  -                   -                    -
                                       -----------------   -----------------   ------------------
Ending Balance at 2/28/09                           $ -                 $ -                  $ -
                                       =================   =================   ==================

SEA | CLAYMORE/DELTA GLOBAL SHIPPING INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)


NUMBER OF SHARES     DESCRIPTION                                                 VALUE
---------------------------------------------------------------------------------------
                     COMMON STOCK - 92.8%
                     BELGIUM - 8.9%
           44,544    Compagnie Maritime Belge SA                        $      798,246
           66,638    Euronav NV                                                844,643
                                                                        ---------------
                                                                             1,642,889
                                                                        ---------------
                     BERMUDA - 20.8%
           27,630    Frontline Ltd.                                            560,613
          114,100    Golar LNG Ltd.                                            498,617
           50,718    Knightsbridge Tankers Ltd.                                667,956
           77,251    Ship Finance International Ltd.                           658,951
           39,197    Tsakos Energy Navigation Ltd.                             655,374
                                                                        ---------------
                                                                             3,041,511
                                                                        ---------------
                     CHINA - 8.5%
          792,500    China COSCO Holdings Co. Ltd. - Class H                   433,300
        3,798,000    China Shipping Container Lines Co. Ltd.                   533,833
          776,000    China Shipping Development Co. Ltd.                       612,402
        1,717,000    Pacific Basin Shipping Ltd.                               803,712
                                                                        ---------------
                                                                             2,383,247
                                                                        ---------------
                     DENMARK - 8.6%
           29,554    D/S Norden                                                978,668
           67,353    Dampskibsselskabet Torm A/S                               602,801
                                                                        ---------------
                                                                             1,581,469
                                                                        ---------------
                     JAPAN - 9.2%
          126,000    Kawasaki Kisen Kaisha Ltd.                                403,066
           86,000    Mitsui OSK Lines Ltd.                                     444,744
           95,000    Nippon Yusen KK                                           398,079
          182,000    Shinwa Kaiun Kaisha Ltd.                                  446,420
                                                                        ---------------
                                                                             1,692,309
                                                                        ---------------
                     LIBERIA - 2.4%
          114,908    Excel Maritime Carriers Ltd.                              443,545
                                                                        ---------------

                     MARSHALL ISLANDS - 15.0%
           42,359    Diana Shipping, Inc.                                      496,871
          252,309    Navios Maritime Holdings, Inc.                            532,372
          104,202    Seaspan Corp.                                             963,868
           48,954    Teekay Corp.                                              772,984
                                                                        ---------------
                                                                             2,766,095
                                                                        ---------------
                     SINGAPORE - 6.1%
          811,000    Cosco Corp. Singapore Ltd.                                377,673
          975,000    Neptune Orient Lines Ltd.                                 756,743
                                                                        ---------------
                                                                             1,134,416
                                                                        ---------------
                     UNITED STATES - 13.3%
           22,538    Alexander & Baldwin, Inc.                                 423,489
          113,627    Eagle Bulk Shipping, Inc.                                 427,238
           61,708    Genco Shipping & Trading Ltd.                             757,157
           53,278    General Maritime Corp.                                    490,158
           13,834    Overseas Shipholding Group, Inc.                          355,810
                                                                        ---------------
                                                                             2,453,852
                                                                        ---------------
                     TOTAL COMMON STOCKS - 92.8%
                     (Cost $22,688,224)                                     17,139,333
                                                                        ---------------

                     MASTER LIMITED PARTNERSHIPS - 7.1%
                     MARSHALL ISLANDS - 7.1%
           71,304    Teekay LNG Partners LP
                     (Cost $1,049,309)                                       1,312,707
                                                                        ---------------

                     TOTAL INVESTMENTS - 99.9%
                     (Cost $23,737,533)                                     18,452,040
                     Other Assets in Excess of Liabilities - 0.1%               10,252
                                                                        ---------------
                     NET ASSETS - 100.0%                                $   18,462,292
                                                                        ===============


A/S   Limited Liability Stock Company
KK    Joint Stock Company
Ltd.  Limited
LP    Limited Partnership
NV    Publicly Traded Company
SA    Corporation


      -------------------------------------------------------------------------
                 SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
      -------------------------------------------------------------------------
      SECTOR*                                           % OF TOTAL INVESTMENTS
      -------------------------------------------------------------------------
      Industrials                                                        59.8%
      Energy                                                             40.2%
      -------------------------------------------------------------------------

      * Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended November 30, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:


DESCRIPTION                               SECURITIES          DERIVATIVES             TOTAL
                                       ------------------  -------------------  -------------------
(value in $000s)
Assets:
Level 1                                         $ 18,452                  $ -             $ 18,452
Level 2                                                -                    -                    -
Level 3                                                -                    -                    -
                                       ------------------  -------------------  -------------------
Total                                           $ 18,452                  $ -             $ 18,452
                                       ==================  ===================  ===================

Liabilities:
Level 1                                              $ -                  $ -                  $ -
Level 2                                                -                    -                    -
Level 3                                                -                    -                    -
                                       ------------------  -------------------  -------------------
Total                                                $ -                  $ -                  $ -
                                       ==================  ===================  ===================


LEVEL 3 HOLDINGS                          SECURITIES          DERIVATIVES             TOTAL
                                       ------------------  -------------------  -------------------
Beginning Balance at 11/30/08                        $ -                  $ -                  $ -
Total Realized Gain/Loss                               -                    -                    -
Change in Unrealized Gain/Loss                         -                    -                    -
Net Purchases and Sales                                -                    -                    -
Net Transfers In/Out                                   -                    -                    -
                                       ------------------  -------------------  -------------------
Ending Balance at 2/28/09                            $ -                  $ -                  $ -
                                       ==================  ===================  ===================


ROB | CLAYMORE/ROBB REPORT GLOBAL LUXURY INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)


NUMBER OF SHARES     DESCRIPTION                                                                         VALUE
---------------------------------------------------------------------------------------------------------------

                     COMMON STOCKS - 97.9%
                     BERMUDA - 3.9%
          28,000     Mandarin Oriental International, Ltd.                                $             18,340
           1,469     Orient-Express Hotels, Ltd. - Class A                                               5,817
          82,000     Shangri-La Asia, Ltd.                                                              88,293
                                                                                          ---------------------
                                                                                                       112,450
                                                                                          ---------------------
                     BRAZIL - 2.0%
           5,283     Empresa Brasileira de Aeronautica SA, ADR                                          57,109
                                                                                          ---------------------

                     CANADA - 0.1%
           1,766     Harry Winston Diamond Corp.                                                         4,482
                                                                                          ---------------------

                     DENMARK - 0.2%
             363     Bang & Olufsen A/S - Class B                                                        4,889
                                                                                          ---------------------

                     FRANCE - 32.3%
           2,674     Christian Dior SA                                                                 135,114
             287     Dassault Aviation SA                                                              123,931
           1,922     Hermes International                                                              163,915
           2,762     LVMH Moet Hennessy Louis Vuitton SA                                               159,187
           2,815     Pernod-Ricard SA                                                                  155,592
           2,433     PPR                                                                               146,776
           1,335     Remy Cointreau SA                                                                  30,553
                                                                                          ---------------------
                                                                                                       915,068
                                                                                          ---------------------
                     GERMANY - 8.2%
           5,696     Bayerische Motoren Werke AG                                                       142,875
           3,896     Daimler AG                                                                         89,116
                                                                                          ---------------------
                                                                                                       231,991
                                                                                          ---------------------
                     ITALY - 7.8%
           8,482     Bulgari SpA                                                                        34,607
          11,590     Luxottica Group SpA                                                               152,939
             877     Tod's SpA                                                                          32,747
                                                                                          ---------------------
                                                                                                       220,293
                                                                                          ---------------------
                     JAPAN - 7.3%
          11,000     Shiseido Co., Ltd.                                                                162,676
          10,000     TOTO, Ltd.                                                                         43,436
                                                                                          ---------------------
                                                                                                       206,112
                                                                                          ---------------------
                     SINGAPORE - 0.2%
          22,000     Banyan Tree Holdings, Ltd.                                                          5,621
                                                                                          ---------------------

                     SWITZERLAND - 9.3%
           5,620     Compagnie Financiere Richemont SA                                                  74,531
           3,856     Julius Baer Holding AG                                                             90,161
             872     Swatch Group AG                                                                    98,053
                                                                                          ---------------------
                                                                                                       262,745
                                                                                          ---------------------
                     UNITED KINGDOM - 1.6%
          12,451     Burberry Group PLC                                                                 45,610
                                                                                          ---------------------

                     UNITED STATES - 25.0%
           8,706     Coach, Inc. (a)                                                                   121,710
           6,084     Nordstrom, Inc.                                                                    81,952
           4,274     Northern Trust Corp.                                                              237,421
           2,788     Polo Ralph Lauren Corp.                                                            96,102
           4,082     Saks, Inc. (a)                                                                      9,919
           1,936     Sotheby's                                                                          12,991
           3,478     Tiffany & Co.                                                                      66,221
           1,924     Wilmington Trust Corp.                                                             17,316
           3,140     Wynn Resorts Ltd. (a)                                                              65,783
                                                                                          ---------------------
                                                                                                       709,415
                                                                                          ---------------------

                     TOTAL COMMON STOCKS - 97.9%                                                     2,775,785
                     (Cost $7,294,930)                                                    ---------------------

                     PREFERRED STOCK - 2.5%
                     GERMANY - 2.5%
           1,697     Porsche Automobil Holding SE                                                       70,327
                     (Cost $354,830)                                                      ---------------------

                     TOTAL INVESTMENTS - 100.4%
                     (Cost - $7,649,760)                                                             2,846,112
                     Liabilities in excess of Other Assets - (0.4%)                                    (11,159)
                                                                                          ---------------------
                     NET ASSETS - 100.0%                                                  $          2,834,953
                                                                                          =====================


ADR - American Depositary Receipt
AG - Stock Corporation
PLC - Public Limited Company
SA - Corporation
SE - Stock Corporation
SpA - Joint Stock Company

(a) Non-income producing security.

         Securities are classified by secotrs that represent broad groups of related industries.

         -----------------------------------------------------------------
                                     Sector*
         -----------------------------------------------------------------
         Consumer Discretionary                                     67.6%
         Consumer Staples                                           12.2%
         Financials                                                 12.1%
         Industrials                                                 7.9%
         Materials                                                   0.2%
         -----------------------------------------------------------------

          * Subject to change daily.  Based on total investments.

See previously submitted notes to financial statements for the period ended November 30, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:


DESCRIPTION                               SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
(value in $000s)
Assets:
Level 1                                         $ 2,846                 $ -              $ 2,846
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                           $ 2,846                 $ -              $ 2,846
                                       =================   =================   ==================

Liabilities:
Level 1                                             $ -                 $ -                  $ -
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                               $ -                 $ -                  $ -
                                       =================   =================   ==================


LEVEL 3 HOLDINGS                          SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
Beginning Balance at 5/31/08                        $ -                 $ -                  $ -
Total Realized Gain/Loss                              -                   -                    -
Change in Unrealized Gain/Loss                        -                   -                    -
Net Purchases and Sales                               -                   -                    -
Net Transfers In/Out                                  -                   -                    -
                                       -----------------   -----------------   ------------------
Ending Balance at 2/28/09                           $ -                 $ -                  $ -
                                       =================   =================   ==================


ENY | CLAYMORE/SWM CANADIAN ENERGY INCOME INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)


  NUMBER OF SHARES     DESCRIPTION                                        VALUE
--------------------------------------------------------------------------------

                       COMMON STOCKS - 25.7%
                       CANADA - 25.7%
            12,662     Canadian Natural Resources Ltd.             $    408,146
           263,576     Connacher Oil and Gas Ltd. (a)                   153,719
            11,111     EnCana Corp.                                     439,589
            14,860     Husky Energy, Inc.                               318,550
            29,027     Imperial Oil Ltd.                                909,117
           411,208     Ivanhoe Energy, Inc. (a)                         230,096
            17,175     Nexen, Inc.                                      235,254
           239,827     Oilsands Quest, Inc. (a)                         187,065
            55,839     OPTI Canada, Inc. (a)                             44,007
            23,193     Petrobank Energy & Resources Ltd. (a)            352,232
            10,439     Petro-Canada                                     231,018
            32,221     Suncor Energy, Inc.                              671,921
           226,703     UTS Energy Corp. (a)                             303,736
                                                                   -------------
                       TOTAL COMMON STOCKS                            4,484,450
                       (Cost $9,120,486)                           -------------

                       INCOME TRUSTS - 64.9%
                       CANADA - 64.9%
           157,586     Advantage Energy Income Fund                     362,652
           117,980     ARC Energy Trust                               1,297,097
           114,809     Baytex Energy Trust                            1,057,743
            73,815     Bonavista Energy Trust                           842,952
            29,605     Canadian Oil Sands Trust                         466,643
           170,454     Daylight Resources Trust                         874,536
            96,546     Enerplus Resources Fund                        1,640,487
           134,947     Harvest Energy Trust                             671,092
           147,400     NAL Oil & Gas Trust                              743,476
           233,624     Paramount Energy Trust                           683,095
           162,538     Penn West Energy Trust                         1,435,986
           220,822     Provident Energy Trust                           650,884
           146,405     Trilogy Energy Trust                             601,151
                                                                   -------------
                       TOTAL INCOME TRUSTS
                       (Cost $24,693,742)                            11,327,794
                                                                   -------------

                       MASTER LIMITED PARTNERSHIP - 5.2%
                       CANADA - 5.2%
           159,390     Pengrowth Energy Trust
                       (Cost $2,150,069)                                911,984
                                                                   -------------

                       ROYALTY TRUSTS - 3.7%
                       CANADA - 3.7%
           102,680     Freehold Royalty Trust
                       (Cost $1,428,299)                                642,534
                                                                   -------------

                       TOTAL INVESTMENTS - 99.5%
                       (Cost $37,392,596)                            17,366,762
                       Other Assets in excess of Liabilities - 0.5%      92,872
                                                                   -------------
                       NET ASSETS - 100.0%                         $ 17,459,634
                                                                   =============


(a) Non-income producing security.

       -----------------------------------------------------------
       SECTOR*                             % OF TOTAL INVESTMENTS
       -----------------------------------------------------------
       Energy                                           100.0%
       -----------------------------------------------------------

     * Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended November 30, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:


DESCRIPTION                            SECURITIES            DERIVATIVES              TOTAL
                                   -------------------    ------------------   ---------------------
(value in $000s)
Assets:
Level 1                                      $ 17,367                   $ -                $ 17,367
Level 2                                             -                     -                       -
Level 3                                             -                     -                       -
                                   -------------------    ------------------   ---------------------
Total                                        $ 17,367                   $ -                $ 17,367
                                   ===================    ==================   =====================

Liabilities:
Level 1                                           $ -                   $ -                     $ -
Level 2                                             -                     -                       -
Level 3                                             -                     -                       -
                                   -------------------    ------------------   ---------------------
Total                                             $ -                   $ -                     $ -
                                   ===================    ==================   =====================


LEVEL 3 HOLDINGS                       SECURITIES            DERIVATIVES              TOTAL
                                   -------------------    ------------------   ---------------------
Beginning Balance at 5/31/08                      $ -                   $ -                     $ -
Total Realized Gain/Loss                            -                     -                       -
Change in Unrealized Gain/Loss                      -                     -                       -
Net Purchases and Sales                             -                     -                       -
Net Transfers In/Out                                -                     -                       -
                                   -------------------    ------------------   ---------------------
Ending Balance at 2/28/09                         $ -                   $ -                     $ -
                                   ===================    ==================   =====================

CRO | CLAYMORE/ZACKS COUNTRY ROTATION ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)


NUMBER OF SHARES     DESCRIPTION                                                                     VALUE
-----------------------------------------------------------------------------------------------------------
                     COMMON STOCKS  - 99.2%
                     AUSTRALIA - 11.5%
           4,636     AMP Ltd.                                                      $                14,305
           3,365     Australia & New Zealand Banking Group Ltd.                                     28,613
           2,009     BHP Billiton Ltd.                                                              37,002
           3,434     Brambles Ltd.                                                                  10,135
           1,462     Commonwealth Bank of Australia                                                 27,833
           1,077     CSL Ltd.                                                                       25,224
           4,543     Foster's Group Ltd.                                                            15,992
           6,801     Insurance Australia Group Ltd.                                                 14,946
             839     Macquarie Group Ltd.                                                            9,101
           2,490     National Australia Bank Ltd.                                                   28,442
           1,015     Newcrest Mining Ltd.                                                           20,088
           2,335     Origin Energy Ltd.                                                             20,287
           2,097     QBE Insurance Group Ltd.                                                       25,534
             803     Rio Tinto Ltd.                                                                 24,239
           1,650     Santos Ltd.                                                                    16,307
           3,172     Suncorp-Metway Ltd.                                                            10,659
           9,196     Telstra Corp Ltd.                                                              20,856
           2,009     Wesfarmers Ltd.                                                                22,589
           3,324     Westfield Group - REIT                                                         22,616
           2,784     Westpac Banking Corp.                                                          30,040
           1,042     Woodside Petroleum Ltd.                                                        23,831
           1,859     Woolworths Ltd.                                                                31,045
                                                                                   ------------------------
                                                                                                   479,684
                                                                                   ------------------------

                     BERMUDA - 0.6%
          38,000     Noble Group Ltd.                                                               26,544
                                                                                   ------------------------

                     FRANCE - 5.3%
              97     Air Liquide                                                                     7,165
             856     AXA SA                                                                          7,977
             444     BNP Paribas                                                                    14,656
             431     Carrefour SA                                                                   14,656
             734     Credit Agricole SA                                                              7,262
             949     France Telecom SA                                                              21,466
             611     GDF Suez                                                                       19,625
             284     Groupe Danone                                                                  13,652
             102     L'Oreal SA                                                                      6,648
             145     LVMH Moet Hennessy Louis Vuitton SA                                             8,357
             442     Sanofi-Aventis SA                                                              22,968
             131     Schneider Electric SA                                                           7,953
             384     Societe Generale                                                               12,171
             624     Total SA                                                                       29,703
              62     Unibail-Rodamco - REIT                                                          7,893
             204     Vinci SA                                                                        6,670
             576     Vivendi                                                                        13,874
                                                                                   ------------------------
                                                                                                   222,696
                                                                                   ------------------------

                     GERMANY  - 8.9%
             263     Adidas AG                                                                       7,686
             393     Allianz SE                                                                     26,768
             765     BASF SE                                                                        21,336
             629     Bayer AG                                                                       30,421
             326     Bayerische Motoren Werke AG                                                     8,177
             887     Commerzbank AG                                                                  3,143
             779     Daimler AG                                                                     17,819
             686     Deutsche Bank AG                                                               18,105
             229     Deutsche Boerse AG                                                             10,581
             567     Deutsche Post AG                                                                5,502
           2,347     Deutsche Telekom AG                                                            28,511
             929     E.ON AG                                                                        24,081
             188     Fresenius Medical Care AG & Co. KGaA                                            7,758
             183     K+S AG                                                                          8,258
             224     Linde AG                                                                       14,503
              98     Merck KGaA                                                                      7,401
             181     Muenchener Rueckversicherungs AG                                               22,289
             388     RWE AG                                                                         24,624
             715     SAP AG                                                                         23,170
             544     Siemens AG                                                                     27,864
             402     ThyssenKrupp AG                                                                 7,250
             115     Volkswagen AG                                                                  27,458
                                                                                   ------------------------
                                                                                                   372,705
                                                                                   ------------------------

                     JAPAN - 29.8%
             900     Astellas Pharma, Inc.                                                          30,262
           1,800     Bridgestone Corp.                                                              24,890
           1,300     Canon, Inc.                                                                    33,747
               4     Central Japan Railway Co.                                                      24,324
           1,400     Chubu Electric Power Co., Inc.                                                 34,698
           1,500     Daiichi Sankyo Co. Ltd.                                                        24,391
             500     East Japan Railway Co.                                                         29,894
             500     Fanuc Ltd.                                                                     33,216
           8,000     Hitachi Ltd.                                                                   20,277
           1,800     Honda Motor Co. Ltd.                                                           43,968
              10     Japan Tobacco, Inc.                                                            24,018
           1,300     JFE Holdings, Inc.                                                             28,632
           1,400     Kansai Electric Power Co., Inc.                                                33,839
           1,000     Kao Corp.                                                                      19,081
               6     KDDI Corp.                                                                     31,703
           3,100     Mitsubishi Corp.                                                               39,413
           6,000     Mitsubishi Electric Corp.                                                      24,099
           3,000     Mitsubishi Estate Co. Ltd.                                                     30,875
           7,600     Mitsubishi UFJ Financial Group, Inc.                                           35,264
           5,000     Mitsui & Co. Ltd.                                                              47,013
           2,000     Mitsui Fudosan Co. Ltd.                                                        20,502
          15,000     Mizuho Financial Group, Inc.                                                   28,821
             200     Nintendo Co. Ltd.                                                              58,235
          12,000     Nippon Steel Corp.                                                             32,010
             900     Nippon Telegraph & Telephone Corp.                                             39,092
           9,900     Nissan Motor Co. Ltd.                                                          30,961
           5,800     Nomura Holdings, Inc.                                                          24,541
              23     NTT DoCoMo, Inc.                                                               36,177
           4,000     Panasonic Corp.                                                                47,177
           1,400     Seven & I Holdings Co. Ltd.                                                    31,407
           1,000     Shin-Etsu Chemical Co. Ltd.                                                    45,071
           2,000     Sony Corp.                                                                     34,095
           1,100     Sumitomo Mitsui Financial Group, Inc.                                          35,638
             800     Takeda Pharmaceutical Co. Ltd.                                                 32,623
           1,600     Tokio Marine Holdings, Inc.                                                    36,956
           1,300     Tokyo Electric Power Co., Inc.                                                 36,870
           8,000     Toshiba Corp.                                                                  19,623
           1,200     Toyota Motor Corp.                                                             39,001
                                                                                   ------------------------
                                                                                                 1,242,404
                                                                                   ------------------------

                     LUXEMBOURG - 0.2%
             342     ArcelorMittal                                                                   6,711
                                                                                   ------------------------

                     NETHERLANDS - 3.8%
             480     Akzo Nobel NV                                                                  17,030
             886     Heineken NV                                                                    23,934
           2,904     ING Groep NV                                                                   13,521
           1,463     Koninklijke Ahold NV                                                           16,463
           1,769     KONINKLIJKE KPN NV                                                             22,905
           1,503     Koninklijke Philips Electronics NV                                             24,310
             691     Reed Elsevier NV                                                                7,779
             389     TNT NV                                                                          5,679
           1,395     Unilever NV                                                                    27,019
                                                                                   ------------------------
                                                                                                   158,640
                                                                                   ------------------------

                     SINGAPORE - 10.6%
          21,000     CapitaLand Ltd.                                                                26,893
          23,000     CapitaMall Trust - REIT                                                        21,273
           8,000     City Developments Ltd.                                                         24,837
          28,000     ComfortDelgro Corp Ltd.                                                        23,724
           6,000     DBS Group Holdings Ltd.                                                        30,425
          16,000     Fraser and Neave Ltd.                                                          23,595
          11,000     Keppel Corp Ltd.                                                               31,091
          11,000     Oversea-Chinese Banking Corp.                                                  31,874
          18,000     SembCorp Industries Ltd.                                                       24,565
           5,000     Singapore Airlines Ltd.                                                        32,922
           9,000     Singapore Exchange Ltd.                                                        26,428
          13,000     Singapore Press Holdings Ltd.                                                  22,870
          22,000     Singapore Technologies Engineering Ltd.                                        32,870
          23,000     Singapore Telecommunications Ltd.                                              36,595
           5,000     United Overseas Bank Ltd.                                                      32,307
          12,000     Wilmar International Ltd.                                                      22,353
                                                                                   ------------------------
                                                                                                   444,622
                                                                                   ------------------------

                     SPAIN - 7.4%
             966     Abertis Infraestructuras SA                                                    13,520
              92     Acciona SA                                                                      9,184
             412     ACS Actividades de Construccion y Servicios SA                                 16,483
           3,140     Banco Bilbao Vizcaya Argentaria SA                                             23,090
           2,458     Banco de Sabadell SA                                                           10,239
           3,072     Banco Popular Espanol SA                                                       14,748
           3,974     Banco Santander SA                                                             24,731
             948     Bankinter SA                                                                    7,826
           1,023     Cintra Concesiones de Infraestructuras de Transporte SA                         4,885
           2,393     Criteria Caixacorp SA                                                           6,747
             440     Enagas                                                                          7,131
             488     Gamesa Corp. Tecnologica SA                                                     6,551
             592     Gas Natural SDG SA                                                             10,759
             475     Grifols SA                                                                      7,547
           2,196     Iberdrola SA                                                                   14,503
             487     Inditex SA                                                                     18,512
             401     Indra Sistemas SA                                                               7,359
           2,587     Mapfre SA                                                                       5,323
             369     Red Electrica Corp. SA                                                         14,978
             842     Repsol YPF SA                                                                  13,068
           2,012     Telefonica SA                                                                  37,589
           1,120     Union Fenosa SA                                                                25,419
             470     Zardoya Otis SA                                                                 8,160
                                                                                   ------------------------
                                                                                                   308,352
                                                                                   ------------------------

                     SWEDEN - 2.7%
             662     Hennes & Mauritz AB                                                            24,836
             577     Investor AB                                                                     6,574
           3,390     Nordea Bank AB                                                                 17,071
           1,380     Sandvik AB                                                                      7,440
             977     Svenska Handelsbanken AB                                                       11,811
           3,420     Telefonaktiebolaget LM Ericsson                                                28,513
           3,618     TeliaSonera AB                                                                 14,559
                                                                                   ------------------------
                                                                                                   110,804
                                                                                   ------------------------

                     SWITZERLAND - 7.3%
           1,885     ABB Ltd.                                                                       23,122
             182     Actelion Ltd. (a)                                                               8,655
             468     Compagnie Financiere Richemont SA - Class A                                     6,207
             830     Credit Suisse Group AG                                                         20,604
              14     Givaudan SA                                                                     8,130
             367     Holcim Ltd.                                                                    12,286
             249     Julius Baer Holding AG                                                          5,822
             100     Lonza Group AG                                                                  9,657
           1,122     Nestle SA                                                                      36,925
             873     Novartis AG                                                                    31,982
             291     Roche Holding AG                                                               33,221
              11     SGS SA                                                                         10,009
              70     Swatch Group AG (The)                                                           7,871
             399     Swiss Reinsurance                                                               4,976
              58     Swisscom AG                                                                    17,524
             137     Syngenta AG                                                                    29,458
           1,951     UBS AG (a)                                                                     18,522
             126     Zurich Financial Services AG                                                   18,040
                                                                                   ------------------------
                                                                                                   303,011
                                                                                   ------------------------

                     UNITED KINGDOM - 10.7%
             690     Anglo American PLC                                                              9,845
             865     AstraZeneca PLC                                                                27,655
           2,983     BAE Systems PLC                                                                15,795
           6,236     Barclays PLC                                                                    8,302
           1,724     BG Group PLC                                                                   24,696
           1,334     BHP Billiton PLC                                                               21,030
           5,014     BP PLC                                                                         32,035
             935     British American Tobacco PLC                                                   23,949
           1,748     Diageo PLC                                                                     20,405
           1,888     GlaxoSmithKline PLC                                                            28,767
           3,695     HSBC Holdings PLC                                                              25,872
             654     Imperial Tobacco Group PLC                                                     15,661
           6,288     Lloyds Banking Group PLC                                                        5,225
           1,563     National Grid PLC                                                              13,957
             384     Reckitt Benckiser Group PLC                                                    14,745
             987     Rio Tinto PLC                                                                  25,337
           1,224     Royal Dutch Shell PLC - Class A                                                27,033
           1,234     Royal Dutch Shell PLC - Class B                                                26,102
           1,254     Standard Chartered PLC                                                         11,868
           5,367     Tesco PLC                                                                      25,489
             709     Unilever PLC                                                                   13,825
          16,608     Vodafone Group PLC                                                             29,638
                                                                                   ------------------------
                                                                                                   447,231
                                                                                   ------------------------

                     UNITED STATES - 0.4%
             141     Synthes, Inc.                                                                  16,436
                                                                                   ------------------------

                     TOTAL COMMON STOCKS - 99.2%
                     (Cost - $6,741,769)                                                         4,139,840
                                                                                   ------------------------

                     PREFERRED STOCKS - 0.5%
                     GERMANY - 0.5%
             289     Henkel AG & Co. KGaA                                                            6,849
             128     Porsche Automobil Holding SE                                                    5,305
             201     Volkswagen AG                                                                   9,093
                                                                                   ------------------------
                     TOTAL PREFERRED STOCKS                                                         21,247
                                                                                   ------------------------
                     (Cost - $66,884)

                     EXCHANGE-TRADED FUNDS - 0.2%
                     UNITED STATES - 0.2%
             570     SPDR MSCI ACWI ex-US ETF
                     (Cost - $10,713)                                                               10,420
                                                                                   ------------------------

                     TOTAL INVESTMENTS - 99.9%
                     (Cost $6,819,366)                                                           4,171,507
                     Other Assets in excess of Liabilities - 0.1%                                    2,545
                                                                                   ------------------------
                     NET ASSETS - 100.0%                                           $             4,174,052
                                                                                   ========================


AB - Publicly Traded Company
AG - Corporation
KGaA - Limited Partnership
Ltd. - Limited
NV - Publicly-Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SE - Stock Corporation

(a) Non-income producing security.

      ------------------------------------------------------------------------
                     SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
      ------------------------------------------------------------------------
             SECTOR*                                   % OF TOTAL INVESTMENTS
      ------------------------------------------------------------------------
      Financials                                                        24.3%
      Industrials                                                       14.1%
      Consumer Staples                                                  10.2%
      Consumer Discretionary                                             9.7%
      Materials                                                          9.0%
      Healthcare                                                         8.3%
      Telecommunication Services                                         8.1%
      Utilities                                                          6.4%
      Energy                                                             5.1%
      Information Technology                                             4.6%
      ------------------------------------------------------------------------
      Total Common & Preferred Stocks                                   99.8%
      Exchange-Traded Funds                                              0.2%
      ------------------------------------------------------------------------
      TOTAL INVESTMENTS                                                100.0%
      ------------------------------------------------------------------------

* Subject to change daily. Based on total investments. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended November 30, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:


DESCRIPTION                               SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
(value in $000s)
Assets:
Level 1                                         $ 4,172                 $ -              $ 4,172
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                           $ 4,172                 $ -              $ 4,172
                                       =================   =================   ==================

Liabilities:
Level 1                                             $ -                 $ -                  $ -
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                               $ -                 $ -                  $ -
                                       =================   =================   ==================


LEVEL 3 HOLDINGS                          SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
Beginning Balance at 5/31/08                        $ -                 $ -                  $ -
Total Realized Gain/Loss                              -                   -                    -
Change in Unrealized Gain/Loss                        -                   -                    -
Net Purchases and Sales                               -                   -                    -
Net Transfers In/Out                                  -                   -                    -
                                       -----------------   -----------------   ------------------
Ending Balance at 2/28/09                           $ -                 $ -                  $ -
                                       =================   =================   ==================


HGI | CLAYMORE/ZACKS INTERNATIONAL MULTI-ASSET INCOME INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009  (UNAUDITED)

NUMBER OF SHARES    DESCRIPTION                                                    VALUE
-----------------------------------------------------------------------------------------
                    COMMON STOCKS - 83.3%
                    ARGENTINA - 1.4%
           5,355    Banco Macro SA, ADR                                   $       51,515
          23,912    BBVA Banco Frances SA, ADR                                    58,345
                                                                          ---------------
                                                                                 109,860
                                                                          ---------------
                    AUSTRALIA - 1.2%
           4,890    National Australia Bank Ltd.                                  55,857
           4,015    Westpac Banking Corp.                                         43,323
                                                                          ---------------
                                                                                  99,180
                                                                          ---------------
                    BELGIUM - 0.1%
           4,926    Fortis                                                         8,271
                                                                          ---------------

                    BRAZIL - 0.4%
           2,910    Cia Siderurgica Nacional SA, ADR                              38,441
                                                                          ---------------

                    CANADA - 2.0%
           2,020    Canadian Natural Resources Ltd.                               65,186
           2,295    EnCana Corp.                                                  90,798
                                                                          ---------------
                                                                                 155,984
                                                                          ---------------
                    CHILE - 6.2%
           5,097    Banco de Chile, ADR                                          186,041
           2,702    Banco Santander Chile, ADR                                    94,381
           3,829    Cia Cervecerias Unidas SA, ADR                               102,005
           2,188    CorpBanca SA, ADR                                             46,036
           7,492    Lan Airlines SA, ADR                                          61,809
                                                                          ---------------
                                                                                 490,272
                                                                          ---------------
                    CHINA - 4.6%
          37,000    Cathay Pacific Airways Ltd.                                   38,742
             549    China Petroleum & Chemical Corp., ADR                         28,795
             996    China Telecom Corp. Ltd., ADR                                 33,346
          40,000    China Unicom Hong Kong Ltd.                                   36,261
             397    CNOOC Ltd., ADR                                               34,114
           4,574    Huaneng Power International, Inc., ADR                       118,878
         158,000    Lenovo Group Ltd.                                             29,339
             691    PetroChina Co. Ltd., ADR                                      48,971
                                                                          ---------------
                                                                                 368,446
                                                                          ---------------
                    DENMARK - 0.9%
           5,900    Danske Bank A/S                                               37,516
             770    Novo Nordisk A/S - Class B                                    37,673
                                                                          ---------------
                                                                                  75,189
                                                                          ---------------
                    FINLAND - 1.4%
           3,707    Nokia OYJ                                                     35,405
          10,979    UPM-Kymmene OYJ                                               78,225
                                                                          ---------------
                                                                                 113,630
                                                                          ---------------
                    FRANCE - 7.1%
           5,988    AXA SA                                                        55,798
           1,870    BNP Paribas                                                   61,726
             554    Dassault Systemes SA                                          19,448
           2,464    France Telecom SA                                             55,735
           1,252    Lafarge SA                                                    54,525
           2,754    Publicis Groupe                                               64,655
           1,818    Sanofi-Aventis SA                                             94,471
           1,196    Sodexo                                                        55,488
           2,112    Total SA                                                     100,534
                                                                          ---------------
                                                                                 562,380
                                                                          ---------------
                    GERMANY - 5.2%
             975    Allianz SE                                                    66,410
           2,738    BASF SE                                                       76,364
           5,784    Commerzbank AG                                                20,495
           1,157    Deutsche Bank AG                                              30,535
           3,800    Deutsche Lufthansa AG                                         41,988
           5,495    Deutsche Telekom AG                                           66,753
             902    Fresenius Medical Care AG & Co. KGaA                          37,220
             752    SAP AG                                                        24,369
             589    Siemens AG                                                    30,169
              97    Volkswagen AG                                                 23,161
                                                                          ---------------
                                                                                 417,464
                                                                          ---------------
                    GREECE - 0.4%
          13,917    National Bank of Greece SA, ADR                               31,731
                                                                          ---------------

                    INDIA - 0.4%
           8,871    Tata Motors Ltd., ADR                                         31,137
                                                                          ---------------

                    INDONESIA - 0.7%
           2,718    Telekomunikasi Indonesia Tbk PT, ADR                          57,893
                                                                          ---------------

                    IRELAND - 0.1%
           9,416    Allied Irish Banks PLC                                         4,604
          16,830    Governor & Co. of the Bank of Ireland (The)                    4,125
                                                                          ---------------
                                                                                   8,729
                                                                          ---------------
                    ISRAEL - 1.0%
           2,674    Blue Square-Israel Ltd., ADR                                  16,579
           4,470    Partner Communications, ADR                                   64,413
                                                                          ---------------
                                                                                  80,992
                                                                          ---------------
                    ITALY - 9.0%
          14,827    Benetton Group SpA                                            93,214
           6,330    Fiat SpA                                                      28,640
          17,914    Intesa Sanpaolo SpA                                           44,047
           3,370    Luxottica Group SpA                                           44,470
          42,107    Telecom Italia SpA, ADR                                      507,810
                                                                          ---------------
                                                                                 718,181
                                                                          ---------------
                    JAPAN - 2.7%
           1,600    Advantest Corp.                                               19,639
           1,000    Canon, Inc.                                                   25,959
           1,100    FUJIFILM Holdings Corp.                                       20,911
           3,000    Hitachi Ltd.                                                   7,604
             700    Honda Motor Co. Ltd.                                          17,098
           1,000    Kao Corp.                                                     19,081
           3,000    Kirin Holdings Co. Ltd.                                       29,189
           3,000    Panasonic Corp.                                               35,382
             300    Sony Corp.                                                     5,114
           1,100    TDK Corp.                                                     36,762
                                                                          ---------------
                                                                                 216,739
                                                                          ---------------
                    JERSEY - 0.3%
             226    Randgold Resources Ltd.                                       10,089
           1,081    Shire PLC                                                     12,843
                                                                          ---------------
                                                                                  22,932
                                                                          ---------------
                    LUXEMBOURG - 0.8%
           2,900    Acergy SA                                                     15,157
             814    ArcelorMittal                                                 15,973
           4,555    Ternium SA, ADR                                               29,926
                                                                          ---------------
                                                                                  61,056
                                                                          ---------------
                    MEXICO - 1.8%
           2,061    America Movil SAB de CV - Series L, ADR                       52,514
           2,104    Grupo Radio Centro SAB de CV, ADR (a)                         12,045
           3,521    Industrias Bachoco SAB de CV, ADR                             41,196
           2,783    Telefonos de Mexico SAB de CV - Series L, ADR                 38,238
                                                                          ---------------
                                                                                 143,993
                                                                          ---------------
                    NETHERLANDS - 5.8%
           7,123    Aegon NV                                                      26,045
           8,495    ING Groep NV, ADR                                             38,312
           1,881    Koninklijke DSM NV                                            43,527
           3,247    Koninklijke Philips Electronics NV                            52,517
          13,784    Reed Elsevier NV                                             155,176
           1,776    STMicroelectronics NV                                          7,821
           3,494    TNT NV                                                        51,010
           5,397    Wolters Kluwer NV                                             86,298
                                                                          ---------------
                                                                                 460,706
                                                                          ---------------
                    NORWAY - 0.8%
           9,500    Norsk Hydro ASA                                               30,720
           5,900    Telenor ASA                                                   30,543
                                                                          ---------------
                                                                                  61,263
                                                                          ---------------
                    PORTUGAL - 0.8%
           7,764    Portugal Telecom SGPS SA                                      63,601
                                                                          ---------------

                    SINGAPORE - 0.8%
          22,000    Keppel Corp. Ltd.                                             62,182
                                                                          ---------------

                    SOUTH AFRICA - 1.8%
           8,416    Gold Fields Ltd., ADR                                         85,675
           4,451    Highveld Steel and Vanadium Corp. Ltd., ADR                   30,044
             972    Sasol Ltd., ADR                                               24,426
                                                                          ---------------
                                                                                 140,145
                                                                          ---------------
                    SPAIN - 2.2%
           4,060    Banco Bilbao Vizcaya Argentaria SA                            29,856
           4,736    Banco Espanol de Credito SA                                   33,684
          11,417    Banco Santander SA                                            71,051
           2,512    Repsol YPF SA                                                 38,986
                                                                          ---------------
                                                                                 173,577
                                                                          ---------------
                    SWEDEN - 1.6%
           6,752    Atlas Copco AB - Class A                                      47,098
           9,408    Telefonaktiebolaget LM Ericsson - Class A                     78,017
                                                                          ---------------
                                                                                 125,115
                                                                          ---------------
                    SWITZERLAND - 3.0%
           2,761    Credit Suisse Group AG                                        68,539
           1,594    Novartis AG                                                   58,397
             455    Roche Holding Ltd.                                            53,233
             587    Swiss Reinsurance                                              7,321
             222    Syngenta AG                                                   47,735
                                                                          ---------------
                                                                                 235,225
                                                                          ---------------
                    TAIWAN - 1.8%
           9,991    AU Optronics Corp., ADR                                       71,835
           9,047    Taiwan Semiconductor Manufacturing Co. Ltd., ADR              68,214
                                                                          ---------------
                                                                                 140,049
                                                                          ---------------
                    TURKEY - 0.7%
           4,680    Turkcell Iletisim Hizmet AS, ADR                              57,658
                                                                          ---------------

                    UNITED KINGDOM - 16.0%
          31,455    ARM Holdings PLC                                              42,929
           6,270    Associated British Foods PLC                                  58,180
           3,080    AstraZeneca PLC                                               98,469
          13,130    Barclays PLC                                                  17,480
           7,219    BP PLC                                                        46,123
          17,012    British Sky Broadcasting Group PLC                           114,027
          36,126    BT Group PLC                                                  46,704
           4,716    Carnival PLC                                                  96,258
           3,951    HSBC Holdings PLC                                             27,665
           8,569    Intercontinental Hotels Group PLC                             59,084
          27,109    Kingfisher PLC                                                48,879
          27,348    Lloyds Banking Group PLC                                      22,726
             985    National Grid PLC, ADR                                        43,892
           5,063    Pearson PLC                                                   47,593
          13,722    Prudential PLC                                                54,862
           3,347    Smith & Nephew PLC                                            23,746
           5,234    Unilever PLC                                                 102,057
          33,124    United Utilities Group PLC                                   239,608
          28,624    Vodafone Group PLC                                            51,081
          11,492    Wolseley PLC                                                  29,255
                                                                          ---------------
                                                                               1,270,618
                                                                          ---------------

                    UNITED STATES - 0.3%
           3,174    News Corp. - Class B                                          20,378
                                                                          ---------------

                    TOTAL COMMON STOCK - 83.3%
                    (Cost $11,609,740)                                         6,623,017
                                                                          ---------------

                    CLOSED-END FUNDS - 9.5%
                    UNITED STATES - 9.5%
           7,924    AllianceBernstein Global High Income Fund, Inc.               62,362
          16,425    Alpine Global Premier Properties Fund                         44,348
           6,147    BlackRock Global Equity Income Trust                          40,755
           2,197    Boulder Total Return Fund, Inc.                               17,027
           7,319    Clough Global Opportunities Fund                              57,235
           3,521    Cohen & Steers Global Income Builder, Inc.                    21,161
          10,764    Eaton Vance Tax-Managed Global Diversified Equity
                      Income Fund                                                 88,695
          10,921    ING Global Equity Dividend & Premium Opportunity Fund         88,897
          17,245    MFS Intermediate Income Trust                                107,781
           2,152    Nuveen Global Value Opportunities Fund                        22,510
          16,458    Putnam Premier Income Trust                                   69,782
           5,828    Royce Value Trust, Inc.                                       37,532
           4,387    Western Asset Emerging Markets Debt Fund, Inc.                47,774
          16,749    Zweig Total Return Fund, Inc. (The)                           50,917
                                                                          ---------------
                    TOTAL CLOSED END FUNDS                                       756,776
                                                                          ---------------
                    (Cost $1,157,847)

                    INCOME TRUSTS - 2.8%
                    CANADA - 2.8%
          12,273    Advantage Energy Income Fund                                  28,228
           3,515    Baytex Energy Trust                                           32,384
           3,969    Enerplus Resources Fund                                       66,798
           8,443    Harvest Energy Trust                                          41,987
           5,852    Penn West Energy Trust                                        51,673
                                                                          ---------------
                    (Cost $684,505)                                              221,070
                                                                          ---------------

                    ROYALTY TRUSTS - 1.9%
                    UNITED STATES - 1.9%
           1,875    BP Prudhoe Bay Royalty Trust                                 111,356
           3,768    Hugoton Royalty Trust                                         37,416
                                                                          ---------------
                    TOTAL ROYALTY TRUSTS                                         148,772
                                                                          ---------------
                    (Cost $249,205)

                    PREFERRED STOCKS - 1.6%
                    BRAZIL - 1.0%
           3,673    Ultrapar Participacoes SA, ADR                                82,863
                                                                          ---------------

                    COLOMBIA - 0.6%
           3,130    BanColombia SA, ADR                                           51,958
                                                                          ---------------

                    TOTAL PREFERRED STOCKS - 1.6%                                134,821
                                                                          ---------------
                    (Cost $199,190)

                    MASTER LIMITED PARTNERSHIPS - 0.7%
                    CANADA - 0.7%
           9,742    Pengrowth Energy Trust                                        55,741
                                                                          ---------------
                    (Cost $160,060)

                    INCENTIVE DISTRIBUTION RIGHTS - 0.0%
                    BELGIUM - 0.0%
           3,694    Fortis - Rights (a)                                                0
                                                                          ---------------

                    TOTAL INVESTMENTS - 99.8%
                    (Cost $14,060,547)                                         7,940,197
                    Other Assets in excess of Liabilities - 0.2%                  14,199
                                                                          ---------------
                    NET ASSETS - 100.0%                                   $    7,954,396
                                                                          ===============


A/S - Limited Liability Stock Company
AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
Ltd. - Limited
KGaA - Limited Partnership
NV - Publicly-Traded Company
OYJ - Publicly-Traded Company
PLC - Public Limited Company
PT - Limited Liability Company
SA - Corporation
SAB de CV - Variable Capital Company
SE - Stock Corporation
SGPS - Holding Enterprise
SpA - Limited Share Company

(a) Non-income producing security.

     -------------------------------------------------------------------------
                 SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
     -------------------------------------------------------------------------
            SECTOR*                                     % OF TOTAL INVESTMENTS
     Financials                                                          17.0%
     Telecommunication Services                                          14.7%
     Consumer Discretionary                                              13.7%
     Energy                                                              11.6%
     Materials                                                            6.8%
     Information Technology                                               6.2%
     Industrials                                                          5.6%
     Health Care                                                          5.2%
     Utilities                                                            5.1%
     Consumer Staples                                                     4.6%
     -------------------------------------------------------------------------
     Total Common Stocks, Income Trusts, Royalty Trusts,
      Preferred Stocks & Master Limited Partnerships                     90.5%
     Incentive Distribution Rights                                        0.0%
     Closed-End Funds                                                     9.5%
     -------------------------------------------------------------------------
     Total Investments                                                  100.0%
     -------------------------------------------------------------------------

     * Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended November 30, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:

DESCRIPTION                           SECURITIES       DERIVATIVES           TOTAL
                                    ----------------  ---------------   -----------------
(value in $000s)
Assets:
Level 1                                     $ 7,940              $ -             $ 7,940
Level 2                                           -                -                   -
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                       $ 7,940              $ -             $ 7,940
                                    ================  ===============   =================

Liabilities:
Level 1                                         $ -              $ -                 $ -
Level 2                                           -                -                   -
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                           $ -              $ -                 $ -
                                    ================  ===============   =================


LEVEL 3 HOLDINGS                      SECURITIES       DERIVATIVES           TOTAL
                                    ----------------  ---------------   -----------------
Beginning Balance at 5/31/08                    $ -              $ -                 $ -
Total Realized Gain/Loss                          -                -                   -
Change in Unrealized Gain/Loss                    -                -                   -
Net Purchases and Sales                           -                -                   -
Net Transfers In/Out                              -                -                   -
                                    ----------------  ---------------   -----------------
Ending Balance at 2/28/09                       $ -              $ -                 $ -
                                    ================  ===============   =================

Item 2.  Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3.  Exhibits.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2
------------------------------------------------------------------------------

By:  /s/ J. Thomas Futrell
     -------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date: April 27, 2009
      ------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Thomas Futrell
     -------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date: April 27, 2009
      ------------------------------------------------------------------------

By: /s/ Steven M. Hill
     -------------------------------------------------------------------------
        Steven M. Hill
        Treasurer and Chief Financial Officer

Date: April 27, 2009
      ------------------------------------------------------------------------